CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Stock Explanatory [Abstract]
Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2021	Granted	Exercised	Expired	2022
$0.90	July 6, 2022	50,000	-	-	(50,000)	-
$0.30	November 28, 2022	650,000	-	-	(650,000)	-
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	700,000	-	-	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		3,270,000	-	-	(700,000)	2,570,000
Total exercisable		2,953,333	-	-	(700,000)	2,570,000

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2020	Granted	Exercised	Expired	2021
$1.30	August 18, 2021	1,175,000	-	-	(1,175,000)	-
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	(100,000)	-	650,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	(50,000)	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		4,595,000	-	(150,000)	(1,175,000)	3,270,000
Total exercisable		3,721,667	-	(150,000)	(1,175,000)	2,953,333

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2020	4,595,000	$0.78
Exercised	(150,000)	$0.37
Expired	(1,175,000)	$1.30
Outstanding, December 31, 2021	3,270,000	$0.61
Forfeited	(10,000)	$0.30
Expired	(690,000)	$0.34
Outstanding and exercisable, December 31, 2022	2,570,000	$0.68

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Year ended
December 31, 2020
Risk-free interest rate (average)	0.51%
Estimated volatility (average)	67.29%
Expected life in years	5.00
Expected dividend yield	0.00%
Estimated forfeitures	0.00%
Grant date fair value per option	$0.38

Disclosure of detailed information about warrants, activity [Table Text Block]
	Share Purchase	Weighted average
	warrants	exercise price
Outstanding, December 31, 2020	-	$-
Issued	3,500,005	$1.03	(1)
Outstanding, December 31, 2021	3,500,005	$1.02	(2)
Outstanding, December 31, 2022	3,500,005	$0.96	(2)

Disclosure of detailed information about restricted share units [Table Text Block]
Equity settled
Outstanding, December 31, 2020	-
Granted	355,000
Outstanding, December 31, 2021	355,000
Forfeited	(2,500)
Repurchased	(117,500)
Granted	410,000
Outstanding, December 31, 2022	645,000